Investment in associated companies - Book Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 84	$ 64		$ (152)	$ 27
PES
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	31		$ 39		0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	49				27
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 4				$ 0